Intangible Assets, Goodwill And Other Assets (Schedule Of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
2015	$ 17,339
2016	14,861
2017	13,698
2018	12,777
2019	8,334
Refinery Services Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2015	4,405
2016	3,471
2017	2,737
2018	2,161
2019	0
Refinery Services Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
2015	2,711
2016	2,510
2017	2,324
2018	2,150
2019	0
Supply And Logistics Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2015	1,275
2016	981
2017	757
2018	586
2019	454
Supply And Logistics Intangibles associated with lease [Member]
Finite-Lived Intangible Assets [Line Items]
2015	474
2016	474
2017	474
2018	474
2019	474
Marine Transportation Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
2015	6,417
2016	5,400
2017	5,400
2018	5,400
2019	5,400
Other [Member]
Finite-Lived Intangible Assets [Line Items]
2015	2,057
2016	2,025
2017	2,006
2018	2,006
2019	$ 2,006